Supplement Dated May 8, 2019

To

Prospectuses Dated April 29, 2019

This supplement is intended for distribution with prospectuses dated April 29, 2019, or later, for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Accumulation VUL 2014	Majestic VULX
Protection VUL 2012	Majestic Survivorship VULX
Protection VUL 2017	Majestic VCOLIX
Survivorship Variable Universal Life	Accumulation VUL
Medallion Executive Variable Life	Majestic Performance Survivorship Variable Universal Life
Medallion Executive Variable Life II	Medallion Variable Life
Medallion Executive Variable Life III	Simplified Life
Majestic Variable Universal Life	Variable Estate Protection
Majestic Variable Universal Life 98	Variable Estate Protection Plus
Variable Master Plan Plus	Variable Estate Protection Edge
Majestic Variable COLI	Performance Executive Variable Life
Majestic Variable Estate Protection	Performance Survivorship Variable Universal Life
Majestic Variable Estate Protection 98 Majestic Performance VUL	Medallion Variable Universal Life Plus Medallion Variable Universal Life Edge
eVariable Life	Medallion Variable Universal Life Edge II
Protection VUL	Flex V1
Accumulator	Flex V2
EPVUL	SPVL
VUL Protector	SVUL
Annual Premium Variable Life
CVUL

Effective May 7, 2019, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM US”) changed its name to Manulife Investment Management (US) LLC (“MIM US”) and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“JHAM (NA)”) changed its name to Manulife Investment Management (North America) Limited (“MIM NA”). Accordingly, all references in the prospectus to the former names are changed effective immediately.

You should read this supplement together with the prospectus for the contract you purchased and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL 05/2019